Greater India Portfolio

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
India — 98.6%
Airlines — 0.6%
InterGlobe Aviation, Ltd.(1)(2)	69,143	$1,163,202

		$1,163,202

Auto Components — 0.8%
MRF, Ltd.	1,871	$1,512,611

		$1,512,611

Automobiles — 5.8%
Hero MotoCorp, Ltd.	61,816	$2,637,763
Maruti Suzuki India, Ltd.	93,513	8,559,631

		$11,197,394

Banks — 16.2%
Axis Bank, Ltd.(2)	1,491,259	$8,614,213
HDFC Bank, Ltd.(2)	360,435	5,288,173
ICICI Bank, Ltd.(2)	2,774,975	13,370,407
Kotak Mahindra Bank, Ltd.(2)	218,246	3,763,759

		$31,036,552

Construction & Engineering — 1.7%
Voltas, Ltd.	362,567	$3,353,457

		$3,353,457

Construction Materials — 2.9%
Dalmia Bharat, Ltd.	127,807	$1,334,682
UltraTech Cement, Ltd.	78,030	4,275,116

		$5,609,798

Consumer Finance — 1.6%
Muthoot Finance, Ltd.	105,884	$1,628,449
SBI Cards & Payment Services, Ltd.	122,770	1,414,404

		$3,042,853

Electrical Equipment — 0.1%
Graphite India, Ltd.	83,106	$220,506

		$220,506

Food & Staples Retailing — 2.1%
Avenue Supermarts, Ltd.(1)(2)	132,905	$3,944,203

		$3,944,203

Food Products — 1.6%
Tata Consumer Products, Ltd.	467,358	$3,164,746

		$3,164,746

Health Care Providers & Services — 0.7%
Apollo Hospitals Enterprise, Ltd.	48,038	$1,401,221

		$1,401,221

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
Jubilant FoodWorks, Ltd.	84,027	$2,663,562

		$2,663,562

Household Durables — 3.0%
Crompton Greaves Consumer Electricals, Ltd.	863,283	$3,420,647
Whirlpool of India, Ltd.	81,838	2,428,849

		$5,849,496

Household Products — 5.1%
Hindustan Unilever, Ltd.	345,269	$9,687,741

		$9,687,741

Insurance — 3.2%
ICICI Lombard General Insurance Co., Ltd.(1)	150,940	$2,638,815
SBI Life Insurance Co., Ltd.(1)(2)	314,097	3,442,237

		$6,081,052

Interactive Media & Services — 3.3%
Info Edge India, Ltd.	129,113	$6,352,415

		$6,352,415

IT Services — 19.3%
HCL Technologies, Ltd.	666,868	$7,337,791
Infosys, Ltd.	1,915,915	26,285,328
Infosys, Ltd. ADR	44,140	609,574
Larsen & Toubro Infotech, Ltd.(1)	78,423	2,713,273

		$36,945,966

Life Sciences Tools & Services — 3.2%
Divi’s Laboratories, Ltd.	96,506	$4,000,720
Syngene International, Ltd.(1)(2)	275,765	2,074,585

		$6,075,305

Machinery — 0.8%
AIA Engineering, Ltd.	64,413	$1,611,144

		$1,611,144

Multiline Retail — 0.5%
Trent, Ltd.	113,576	$1,049,327

		$1,049,327

Oil, Gas & Consumable Fuels — 11.7%
Reliance Industries, Ltd.	738,539	$22,364,750

		$22,364,750

Personal Products — 1.4%
Marico, Ltd.	538,582	$2,634,973

		$2,634,973

Pharmaceuticals — 5.7%
Abbott India, Ltd.	17,311	$3,879,898
Ipca Laboratories, Ltd.	73,861	2,181,821
Lupin, Ltd.	197,697	2,699,677
Torrent Pharmaceuticals, Ltd.	58,307	2,215,750

		$10,977,146

Security	Shares	Value
Real Estate Management & Development — 1.9%
Godrej Properties, Ltd.(2)	117,693	$1,375,055
Oberoi Realty, Ltd.(2)	214,170	1,146,644
Prestige Estates Projects, Ltd.	325,464	1,121,733

		$3,643,432

Thrifts & Mortgage Finance — 1.5%
Housing Development Finance Corp., Ltd.	118,625	$2,800,340

		$2,800,340

Wireless Telecommunication Services — 2.5%
Bharti Airtel, Ltd.	839,978	$4,787,774

		$4,787,774

Total India (identified cost $140,236,825)		$189,170,966

Total Common Stocks (identified cost $140,236,825)		$189,170,966

Total Investments — 98.6% (identified cost $140,236,825)		$189,170,966

Other Assets, Less Liabilities — 1.4%		$2,629,627

Net Assets — 100.0%		$191,800,593

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $15,976,315 or 8.3% of the Portfolio’s net assets.

(2)	Non-income producing security.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
SGX CNX Nifty Index	67	Long	10/29/20	$1,508,036	$12,413

					$12,413

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2020, the Portfolio entered into equity index futures contracts to manage cash flows.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$—	$11,140,189		$—	$11,140,189
Consumer Discretionary	—	22,272,390		—	22,272,390
Consumer Staples	—	19,431,663		—	19,431,663
Energy	—	22,364,750		—	22,364,750
Financials	—	42,960,797		—	42,960,797
Health Care	—	18,453,672		—	18,453,672
Industrials	—	6,348,309		—	6,348,309
Information Technology	609,574	36,336,392		—	36,945,966
Materials	—	5,609,798		—	5,609,798
Real Estate	—	3,643,432		—	3,643,432
Total Common Stocks	$609,574	$188,561,392	*	$—	$189,170,966
Total Investments	$609,574	$188,561,392		$—	$189,170,966
Futures Contracts	$—	$12,413		$—	$12,413
Total	$609,574	$188,573,805		$—	$189,183,379

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

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